Nuveen NWQ Multi-Cap Value Fund
Nuveen NWQ Multi-Cap Value Fund
Investment Objective
The investment objective of the Fund is to provide investors with long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 29 of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page 33 of the prospectus, in the appendix to this prospectus titled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries,” and “Purchase and Redemption of Fund Shares” on page S-66 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nuveen NWQ Multi-Cap Value Fund - USD ($)		Class A	Class C	Class R3	Class I	Class T
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none
Exchange Fee		none	none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	$ 15	$ 15	none	$ 15	$ 15
[1]	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nuveen NWQ Multi-Cap Value Fund		Class A	Class C	Class R3	Class I	Class T
Management Fees	[1]	0.71%	0.71%	0.71%	0.71%	0.71%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	0.25%
Other Expenses		0.30%	0.30%	0.30%	0.30%	0.30%
Total Annual Fund Operating Expenses		1.26%	2.01%	1.51%	1.01%	1.26%
Fee Waivers and/or Expense Reimbursements	[1],[2]	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		1.15%	1.90%	1.40%	0.90%	1.15%
[1]	Management Fees and Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
[2]	The Fund’s investment adviser has agreed to waive fees and/or reimburse other Fund expenses through October 31, 2018 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.94% of the average daily net assets of any class of Fund shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the fee waivers currently in place are not renewed beyond October 31, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Redemption
Expense Example - Nuveen NWQ Multi-Cap Value Fund - USD ($)	A	C	R3	I	T
1 Year	$ 685	$ 193	$ 143	$ 92	$ 364
3 Years	934	613	459	303	622
5 Years	1,210	1,066	806	540	907
10 Years	$ 1,995	$ 2,323	$ 1,786	$ 1,219	$ 1,719

No Redemption
Expense Example, No Redemption - Nuveen NWQ Multi-Cap Value Fund - USD ($)	A	C	R3	I	T
1 Year	$ 685	$ 193	$ 143	$ 92	$ 364
3 Years	934	613	459	303	622
5 Years	1,210	1,066	806	540	907
10 Years	$ 1,995	$ 2,323	$ 1,786	$ 1,219	$ 1,719

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies with large, medium and small capitalizations. The Fund’s sub-adviser seeks to identify under-valued companies with a catalyst to unlock value or improve profitability. The Fund’s sub-adviser maintains a long-term investment view and a focus on securities it believes can appreciate over an extended time, regardless of interim fluctuations. The Fund’s sub-adviser will sell securities or reduce positions if it feels that the company no longer possesses favorable risk/reward characteristics, attractive valuations or catalysts. The Fund invests primarily in U.S. equity securities, but it may invest up to 35% of its net assets in non-U.S. equity securities, including up to 10% of its net assets in equity securities of companies located in emerging market countries.
Principal Risks
The value of your investment in this Fund will change daily. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, listed alphabetically, include:

Currency Risk—Changes in currency exchange rates will affect the value of non-U.S. dollar denominated securities, the value of dividends and interest earned from such securities, and gains and losses realized on the sale of such securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s portfolio.

Cybersecurity Risk—Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Equity Security Risk—Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market.

Non-U.S./Emerging Markets Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries.

Smaller Company Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price. While mid-cap stocks may be slightly less volatile than small-cap stocks, they still involve similar risks.

Value Stock Risk—The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.nuveen.com/performance or by calling (800) 257-8787.
The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Class A Annual Total Return
[1]	The performance of the other share classes will differ due to their different expense structures.

During the ten-year period ended December 31, 2016, the Fund’s highest and lowest quarterly returns were 22.83% and -25.36%, respectively, for the quarters ended September 30, 2009 and December 31, 2008.
The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with those of broad measures of market performance (the Russell 3000® Value Index is the Fund’s primary benchmark) and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers had not been in place, returns would have been reduced.

Performance is not shown for Class T shares, which have not been offered for a full calendar year.
Average Annual Total Returns for the Periods Ended December 31, 2016
Average Annual Total Returns - Nuveen NWQ Multi-Cap Value Fund		Inception Date	1 Year	5 Years	10 Years	Since Inception
Class A		Dec. 09, 2002	7.77%	8.50%	1.03%
Class A | (return after taxes on distributions)		Dec. 09, 2002	7.57%	8.35%	0.85%
Class A | (return after taxes on distributions and sale of Fund shares)		Dec. 09, 2002	4.56%	6.71%	0.78%
Class C		Dec. 09, 2002	13.51%	8.96%	0.87%
Class R3		Aug. 04, 2008	14.06%	9.50%		5.19%
Class R3 | Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)	[1]					9.00%
Class R3 | S&P 500® Index (reflects no deduction for fees, expenses or taxes)	[2]					9.56%
Class R3 | Lipper Multi-Cap Value Funds Category Average (reflects no deduction for taxes or sales loads)	[3]					8.49%
Class I		Nov. 04, 1997	14.65%	10.07%	1.89%
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)	[1]		18.40%	14.81%	5.76%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	[2]		11.96%	14.66%	6.95%
Lipper Multi-Cap Value Funds Category Average (reflects no deduction for taxes or sales loads)	[3]		15.81%	13.36%	5.46%
[1]	An index that measures the performance of those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values.
[2]	An unmanaged index generally considered representative of the U.S. stock market.
[3]	Represents the average annualized returns for all reporting funds in the Lipper Multi-Cap Value Funds Category.